Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario ECL	6 Months Ended
Jun. 30, 2022
UK
Disclosure of financial assets [line items]
Probability	10.00%
UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	4.30%
UK | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	9.80%
Inflation rate	10.20%
US
Disclosure of financial assets [line items]
Probability	5.00%
US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	4.70%
US | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.10%
House price growth	13.20%
Inflation rate	7.80%
Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	12.40%
Hong Kong | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	2.80%
House price growth	7.70%
Inflation rate	4.10%
Mainland China
Disclosure of financial assets [line items]
Probability	5.00%
Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	10.20%
Mainland China | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.50%
House price growth	6.20%
Inflation rate	5.80%
Canada
Disclosure of financial assets [line items]
Probability	5.00%
Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	5.90%
Canada | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.40%
House price growth	18.20%
Inflation rate	6.80%
France
Disclosure of financial assets [line items]
Probability	10.00%
France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	3.40%
France | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.40%
House price growth	6.10%
Inflation rate	6.70%
UAE
Disclosure of financial assets [line items]
Probability	5.00%
UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	13.40%
UAE | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	1.90%
House price growth	15.40%
Inflation rate	4.00%
Mexico
Disclosure of financial assets [line items]
Probability	5.00%
Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	5.80%
Mexico | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	9.30%
Inflation rate	7.60%